Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Revenues	$ 5,906	$ 5,501
Adjusted EBITDA	1,493	1,365
Fair value adjustments (see note 6)	0	5
Depreciation	(154)	(110)
Other operating gains, net	423	29
Operating profit	1,199	780
Net interest expense	(163)	(260)
Other finance (costs) income	(65)	13
Share of post-tax losses in equity method investments	(599)	(233)
Tax expense	1,198	(136)
Earnings from continuing operations	1,570	164
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	2,419	2,373
Adjusted EBITDA	901	816
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	1,321	1,238
Adjusted EBITDA	433	395
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	844	794
Adjusted EBITDA	323	273
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	630	370
Adjusted EBITDA	35	27
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	693	728
Adjusted EBITDA	295	320
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(1)	(2)
Corporate costs [member]
Disclosure of operating segments [Line Items]
Adjusted EBITDA	(494)	(466)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(449)	(400)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (114)	$ (109)